Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expenses and Other Current Assets [Line Items]
Advances to third parties	¥ 2,000	¥ 2,000
VAT recoverable	2,962	5,057
Advances to employees	1,448	1,422
Loans to employees	550	0
Loans to third parties	7,080	0
Deferred offering expense	13,207	1,150
Other deferred expenses	4,341	2,880
Prepaid rental fees	3,206	5,859
Prepayments for goods and services	2,415	1,815
Low-value consumables	1,469	1,393
Others	2,602	1,301
Prepaid Expense, Current	55,984	24,337
Less: allowance for doubtful accounts	(2,534)	(2,534)
Prepaid expenses and other current assets	53,450	21,803
School Deposits [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Deposits	8,000	0
Deposits for financing arrangements [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Deposits	4,064	0
Other Deposits [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Deposits	¥ 2,640	¥ 1,460